Leases-Group as Lessee	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Leases-Group as Lessee
17.	Leases-Group as Lessee
Lease commitments-Group as lessee
The Group, as lessee, mainly leases properties and data centers. The lease contracts may contain extension options and termination option but do not include material purchase options, escalation clause and restrictions imposed by leases, such as additional financing and additional leases.
The extention period of extension options, which are contained in the lease contracts of properties and data centers, are mostly for one year or for the term period equivalent to the original contract. The lease contracts of properties and data centers with termination options can be cancelled earlier if the lessee notifies lessor within three or six months prior to the end of the lease term. The Group has been exercising these options when necessary in order to utilize the underlying assets for business.
Information for the year ended December 31, 2018 is disclosed based on IAS 17
Leases.
For the year ended December 31, 2018
Future minimum lease payment under
non-cancelable
operating leases are as follows:

(In millions of yen)

December 31, 2018
Less than one year	9,662
Between, one year to five years	26,226
Five years and more	22,800

Total	58,688

Of the operating expenses of 10,252 million yen for the year ended December 31, 2018, 6,960 million yen was attributable to minimum lease payment expenses, and the remaining 3,292 million yen was related to the variable lease payment expenses.

For the year ended December 31, 2019
The expenses relating to leases are as follows:

(In millions of yen)

For the year ended December 31, 2019
Depreciation of right-of-use assets
Property	9,445
Data center, etc.	1,015

Total depreciation expenses	10,460

Interest expense relating to lease liabilities	1,215
Expense relating to short-term leases	708
Expense relating to leases of low-value assets excluding expense relating to short-term leases	32
Expense relating to variable lease payments (1)	7, 791

(1)
These expenses are related to the variable lease payments which are excluded from measurement of the lease liabilities. The variable lease payments are mainly related to the use of IT infrastructure services and those are calculated based on the actual usage volume of server equipment and storage.

The carrying amounts of the
right-of-use
assets are as follows:

(In millions of yen)

December 31, 2019
Right-of-use assets
Property	28,640
Data center, etc.	25,697

Total	54,337

The changes in the carrying amounts of the
right-of-use
assets are as follows:

(In millions of yen)

December 31, 2019
Balance at January 1, 2019	—
Adjustment on adoption of new accounting standard	46,279

Balance at January 1, 2019 (adjusted)	46,279
Acquisitions	19,727
Disposals	(304)
Depreciation	(10,460)
Impairment (1)	(617)
Exchange differences	(328)
Other	40

Balance at December 31, 2019	54,337

(1)	Refer to Note 11 Impairment for further details.

Refer to Note 20 Supplemental Cash Flow Information for the total amount of cash outflows related to the leases.
Refer to Note 25 Financial Risk Management for the analysis of maturity of lease liabilities.
Refer to Note 3 Significant Accounting Policies for the impacts of the adoption of new accounting standard on the leases.